Derivative financial and operating assets and liabilities - Summary of fair value hedges (Details) - Fair value hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Net gains/(losses)	€ (1)	€ (34)	€ (16)
Interest rate and currency risk management
Disclosure of detailed information about hedges [line items]
Change in ineffective portion	(1)	(34)	(16)
Interest rate risk management
Disclosure of detailed information about hedges [line items]
Change in ineffective portion	€ 0	€ 0	€ 0